Redeemable Convertible Preferred Stock - Summary of The Company's Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Net Carrying Value	$ 64,257		$ 34,372	$ 34,372
Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	62,072,064		61,436,037	61,436,037
Shares Issued	36,809,092		32,865,949	32,865,949
Shares Outstanding	36,809,092		32,865,949	32,865,949
Net Carrying Value	$ 64,257		$ 34,372
Aggregate Liquidation Preference	$ 58,009		$ 46,391	$ 46,391
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	5,941,109		5,941,109
Shares Issued	5,941,109		5,941,109
Shares Outstanding	5,941,109		5,941,109
Issuance Price	$ 0.56		$ 0.56
Net Carrying Value	$ 3,228		$ 3,228
Aggregate Liquidation Preference	$ 3,321		$ 3,321
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	12,011,923		12,011,923
Shares Issued	10,653,146		10,649,152
Shares Outstanding	10,653,146		10,649,152
Issuance Price	$ 1.23		$ 1.22848
Net Carrying Value	$ 12,783		$ 12,746
Aggregate Liquidation Preference	$ 13,087		$ 13,082
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	16,345,688		16,345,688
Shares Issued	16,275,688		16,275,688
Shares Outstanding	16,275,688		16,275,688
Issuance Price	$ 1.84		$ 1.84248
Net Carrying Value	$ 18,398		$ 18,398
Aggregate Liquidation Preference	$ 29,988		$ 29,988
Seires D-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Outstanding
Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	27,773,344		27,137,317
Shares Issued	3,939,149
Shares Outstanding	3,939,149
Issuance Price	$ 2.95	$ 2.94797
Net Carrying Value	$ 29,848
Aggregate Liquidation Preference	$ 11,613